TAXATION - NOLs and tax credit carryforwards (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Chinese mainland
TAXATION
NOLs, the Chinese mainland	$ 1,056,143
U.S.
TAXATION
Tax credits, U.S. federal	29,375
Tax credits, U.S. state	$ 26,198